PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Schedule of prepaid expenses and other receivables

	As of March 31,
(In thousands)	2024	2023

Prepaid clinical research costs	$1,924	$1,653
Prepaid insurance	575	621
Other prepaid expenses	65	56
Tax deposits	64	119
Other receivables	39	71
Research & development tax credits	—	169
Total prepaid expenses and other receivables	$2,667	$2,689